INCOME TAXES (Schedule of Deferred Tax Balances) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Apr. 02, 2009 Rohm And Haas [Member]
Income Tax Note [Line Items]
Property, deferred tax assets	$ 629	[1]	$ 20	[1]
Tax loss and credit carryforwards, deferred tax assets	1,957	[1]	2,414	[1]
Postretirement benefit obligations, deferred tax assets	3,282	[1]	3,097	[1]
Other accruals and reserves, deferred tax assets	2,101	[1]	1,963	[1]
Intangibles, deferred tax assets	182	[1]	40	[1]
Inventory, deferred tax assets	149	[1]	185	[1]
Long-term debt, deferred tax assets	3	[1]	8	[1]
Investments, deferred tax assets	174	[1]	103	[1]
Other - net, deferred tax assets	986	[1]	460	[1]
Subtotal, deferred tax assets	9,463	[1]	8,290	[1]
Valuation allowances, deferred tax assets	(682)	[1]	(721)	[1]
Total, deferred tax assets	8,781	[1]	7,569	[1]
Prepaid tax assets, deferred tax assets	100		151
Property, deferred tax liabilities	3,084		2,698	[2]
Postretirement benefit obligations, deferred tax liabilities	1,099		1,039	[2]
Other accruals and reserves, deferred tax liabilities	545		227	[2]
Intangibles, deferred tax liabilities	1,615		1,909	[2]
Inventory, deferred tax liabilities	277		182	[2]
Long-term debt, deferred tax liabilities	393		65	[2]
Investments, deferred tax liabilities	136		21	[2]
Other - net, deferred tax liabilities	342		180	[2]
Total, deferred tax liabilities	7,491		6,321	[2]
Deferred tax liabilities - noncurrent					$ 2,875

[1]	Included in current deferred tax assets are prepaid tax assets totaling $100 million in 2010 and $151 million in 2009.
[2]	The Company assumed $2,875 million of deferred tax liabilities with the April 1, 2009 acquisition of Rohm and Haas; see Note D.